Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff Expenses [Abstract]
Salaries	€ 4,559	€ 4,145	€ 4,011
Pension costs and other staff-related benefit costs	418	390	408
Social security costs	635	584	563
Share-based compensation arrangements	31	26	31
External employees	776	738	699
Education	50	47	47
Other staff costs	256	222	182
Total staff expenses	€ 6,725	€ 6,152	€ 5,941